Note 10 - Related Party Transactions (Details Textual) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 04, 2007	Sep. 23, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Stellartech Research Corporation [Member]
Stock Issued During Period, Shares, New Issues	37,500
Right to Repurchase Stock Term					4 years
Related Party Transaction, Amounts of Transaction			$ 1,215,000	$ 129,000	$ 3,446,000	$ 484,000
Stock Issued During Period, Shares, New Issues		1,413,197